Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.18

Loan Level Tape Compare Upload
Loans in Report	XXX

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2025100097	XXX	Original Balance	XXX	XXX
2025100097	XXX	Original P&I	XXX	XXX

©XXX. All rights reserved. Ownership and use of this report is governed by the legal agreement between XXX and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.